Fair Value Measurement - Schedule of Available-for-Sale Securities Included in Long Term Investments Measured and Recorded at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		May 31, 2024	May 31, 2023
Short-term investments:
Available-for-sale investments		$ 135,777	$ 159,588
Fair Value, Measurements, Recurring [Member]
Short-term investments:
Wealth management products measured at fair value	[1]	1,988,907	1,404,830
Trading securities	[1]	76,672	73,013
Equity securities with readily determinable fair values	[2]	25,027	6,291
Available-for-sale investments	[3]	135,777	159,588
Total		2,226,383	1,643,722
Quoted Prices in Active Market for Identical Assets Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Trading securities	[1]	76,672	73,013
Equity securities with readily determinable fair values	[2]	25,027	6,291
Total		101,699	79,304
Significant Other Observable Inputs Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Wealth management products measured at fair value	[1]	1,988,907	1,404,830
Available-for-sale investments	[3]	10,000	17,890
Total		1,998,907	1,422,720
Significant Other Observable Inputs Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Short-term investments:
Available-for-sale investments	[3]	125,777	141,698
Total		$ 125,777	$ 141,698

[1]	The short-term investments of wealth management products use alternative pricing sources, accordingly classified Level 2 measurement. The short-term investments of trading securities are valued at their daily closing price as reported by the financial institutions and are classified Level 1 measurement.
[2]	The Company measured the fair value of its investments in common shares using the market approach based on the quoted stock price of its investees in the active market and has classified it as Level 1 measurement.
[3]	As of May 31, 2024, the fair value of available-for-sale investments amounted to US$135,777, with original cost of US$89,167 and unrealized gain of US$46,610. As of May 31, 2023, the fair value of available-for-sale investments amounted to US$159,588, with original cost of US$80,000 and unrealized gain of US$79,588.